Offerings	Sep. 10, 2026 USD ($)
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Fee Rate	0.01381%
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Stock, $0.0001 par value per share
Fee Rate	0.01381%
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering: 5
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 200,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 27,620.00
Offering Note	Note 1.a. We are registering an indeterminate number of shares of common stock, preferred stock, debt securities, warrants to purchase common stock, preferred stock or debt securities and units consisting of some or all of the foregoing securities, each of which may be offered from time to time at prices to be determined at the time of any such offering. The aggregate offering price of these securities will not exceed $200,000,000. Any securities registered hereunder may be sold separately from, or together in the same offering with, other securities registered hereunder. The securities registered also include such indeterminate amounts and numbers of shares of common stock, preferred stock or debt securities that may be issued upon the exercise of warrants registered hereunder or, in the case of common stock and preferred stock, upon the conversion of or in exchange for, or pursuant to the antidilution provisions of, debt securities registered hereunder. Note 1.b. The proposed maximum aggregate offering price per class of security will be determined from time to time by the Registrant in connection with the issuance by the Registrant of the securities registered hereunder and is not specified as to each class of security in reliance on Rule 457(o) under the Securities Act of 1933 and General Instruction II.D of Form S-3 under the Securities Act of 1933. Note 1.c. Each Unit will consist of some or all of the securities listed above, in any combination. Note 1.d. The maximum aggregate offering price was estimated solely for the purposes of determining the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended.